Income taxes	12 Months Ended
Dec. 31, 2023
Income taxes
Income taxes
—
Note 16
Income taxes
Income tax expense consisted of

the following:
($ in millions) 2023 2022 2021
Current taxes

955 1,101 1,346
Deferred taxes

(25) (344) (289)
Income tax expense allocated

to continuing operations

930 757 1,057
Income tax benefit

allocated to discontinued

operations

(6) (5) (1)
Income tax expense from continuing

operations is reconciled below

from the Company’s weighted
‑
average
global tax rate (rather than from the

Swiss domestic statutory tax rate)

as the parent company of

the ABB
Group, ABB Ltd, is domiciled in Switzerland

and income generated

in jurisdictions outside of Switzerland
(hereafter “foreign jurisdictions”) which

has already been subject to

corporate income tax in those

foreign
jurisdictions is, to a large extent,

tax exempt in Switzerland. There

is no requirement in Switzerland

for any
parent company of a group to

file a tax return of the consolidated

group determining domestic and

foreign
pre
‑
tax income. As the Company’s consolidated

income from continuing operations

is predominantly earned
outside of Switzerland, the weighted
‑
average global tax rate of the Company

results from enacted corporate
income tax rates in foreign jurisdictions.
The reconciliation of Income tax expense

from continuing operations

at the weighted
‑
average tax rate to the
effective tax rate is as follows:
($ in millions, except % data) 2023 2022 2021
Income from continuing

operations before

income taxes
4,778 3,394 5,787
Weighted-average global

tax rate
22.3% 23.6% 23.7%
Income taxes at weighted-average

tax rate

1,065 800 1,371
Items taxed at rates other

than the weighted-average

tax rate

33 127 176
Unrecognized tax benefits (207) (83) 151
Changes in valuation

allowance, net

9 (195) (95)
Effects of changes in tax laws

and enacted tax rates

(3) (19) 1
Non-deductible / non-taxable

items
43 97 (542)
Other, net

(10) 30 (5)
Income tax expense

from continuing operations
930 757 1,057
Effective tax rate for

the year
19.5% 22.3% 18.3%
The allocation of consolidated

income from continuing operations,

which is predominantly earned

outside of
Switzerland, impacts the “Weighted-average

global tax rate”.
In 2023 and 2022, “Items taxed at

rates other than the weighted-average

tax rate” included $
30

million and
$ 53

million, respectively, for dividends received in holding

entities which could not fully benefit

from the
participation exemption, while

in 2021, this included $
107

million for certain amounts related

to the
divestment of the Dodge business.
In 2023, “Changes in valuation

allowance, net” included $
57

million of negative impacts from business
performance in Europe,

partially offset with positive impacts

from changes in certain

outlooks related to
business performance in the Americas

of $
13

million and Europe of $
22

million. In 2022, this amount included
positive impacts from changes in certain

outlooks in Asia of $
22

million, Europe of $
23

million and the
Americas of $ 208

million, offset by negative impacts from

other changes in certain outlooks

in Europe of
$ 55

million. In 2021, the amount included

positive impacts from changes in certain

outlooks in Europe of
$ 82

million.
In 2023 and 2021, “Effects of changes

in tax laws and enacted tax rates”

were not significant while

in 2022,
this amount primarily reflects the

impact of changes in certain

tax rates in Europe for $
25

million.
In 2023, “Non-deductible / non-taxable

items” reflects an additional

tax impact of $
24

million related to the
sale of the Power Conversion

Division. In 2022, this amount

includes a net tax impact of $
65

million for the
non-deductible regulatory penalties

in connection with the Kusile

project offset partially by the impact of

the
non-taxable gain from the sale of the remaining

investment in Hitachi Energy. In 2021,

this includes
$ 567

million in reported income tax benefits

primarily due to impacts of divestments

and internal
reorganizations where the reported

net gain from sale of businesses

exceeded the related taxable gain

as
well as the impact of a recognition

of previously unrecognized

outside basis differences.

In all periods, the
amounts reported also include

other items that were deducted

for financial accounting

purposes but are
typically not tax deductible, such as

certain interest expense costs, local

taxes on productive activities,
disallowed amounts for meals and

entertainment expenses and

other similar items.
In 2023, “Unrecognized tax benefits”

included a benefit of $
206

million related to a favorable resolution

of an
uncertain tax matter in Asia relating

to the divestment in 2020 of the Power

Grids business. In 2022 and
2021, “Unrecognized tax benefits” in

the table above included a net benefit

of $
95

million and a net cost of
$ 150

million, respectively, related to the interpretation for tax law and double tax treaty agreements

by
competent tax authorities.
Deferred tax assets and liabilities

consisted of the following:
December 31, ($ in millions) 2023 2022
Deferred tax assets:
Unused tax losses and

credits

544 462
Provisions and other accrued

liabilities

839 756
Other current assets including

receivables
76 100
Pension

284 283
Inventories

347 304
Intangible assets 1,121 1,154
Other

69 66
Total gross deferred tax asset 3,280 3,125
Valuation allowance

(1,070) (1,000)
Total gross deferred tax asset, net

of valuation allowance
2,210 2,125
Deferred tax liabilities:
Property, plant and equipment

(243) (232)
Intangible assets (241) (237)
Other assets (142) (91)
Pension (317) (318)
Other liabilities

(154) (200)
Inventories

(66) (44)
Unremitted earnings of

subsidiaries
(335) (336)
Total gross deferred tax liability (1,498) (1,458)
Net deferred tax asset

(liability
) 712 667
Included in:
“Deferred taxes”—non-current

assets
1,381 1,396
“Deferred taxes”—non-current

liabilities
(669) (729)
Net deferred tax asset

(liability)
712 667
Certain entities have deferred tax

assets related to net operating

loss carry
‑
forwards and other items. As
recognition of these assets in certain

entities did not meet the more

likely than not criterion, valuation
allowances have been

recorded.

“Unused tax losses and credits” at

December 31, 2023 and 2022, in

the
table above, included $ 54

million and $
80

million, respectively, for which the Company has established

a
valuation allowance as, due to limitations

imposed by the relevant

tax law, the Company determined that,
more likely than not, such deferred

tax assets would not be realized.
The valuation allowance

at December 31, 2023, 2022 and

2021, was $
1,070

million, $
1,000

million and
$ 1,263

million, respectively. In 2023, the change in valuation

allowance was primarily due

to movements in
foreign exchange rates.
Certain amounts included in

deferred tax assets for intangible

assets result from intercompany transactions
occurring at fair market value

for which no corresponding accounting

basis exists.
At December 31, 2023 and 2022,

deferred tax liabilities totaling $
335

million and $
336

million, respectively,
have been provided for withholding

taxes, dividend distribution taxes or additional

corporate income taxes
(hereafter “withholding taxes”) on unremitted

earnings which will be

payable in foreign jurisdictions in the
event of repatriation of the foreign

earnings to Switzerland. Income

which has been generated

outside of
Switzerland and has already

been subject to corporate income

tax in such foreign jurisdictions is,

to a large
extent, tax exempt in Switzerland and

therefore, generally

no or only limited Swiss income

tax has to be
provided for on the repatriated earnings

of foreign subsidiaries.
Certain countries levy withholding

taxes on dividend distributions and

these taxes cannot always be

fully
reclaimed by the Company’s relevant subsidiary

receiving the dividend,

although the taxes have to be
withheld and paid by the relevant

subsidiary distributing such dividend.

In 2023 and 2022, certain taxes arose
in certain foreign jurisdictions

for which the technical merits

do not allow utilization of benefits.

At
December 31, 2023 and 2022,

foreign subsidiary retained

earnings which would be

subject to withholding
taxes upon distribution were approximately

$
50

million and $
100

million, respectively. These earnings were
considered as indefinitely

reinvested, as these funds are

used for financing current operations

as well as
business growth through working

capital and capital expenditure

in those countries and, consequently, no
deferred tax liability was recorded.
At December 31, 2023, net operating

loss carry
‑ forwards of $ 2,119

million and tax credits of

$
56

million were
available to reduce future income

taxes of certain subsidiaries.

Of these amounts, $
842

million of operating
loss carry-forwards and $ 56

million of tax credits will expire

in varying amounts through 2046, while

the
remainder are available

for carryforward indefinitely. The largest amount of these carry
‑
forwards related to
the Company’s Europe operations.
Unrecognized tax benefits consisted

of the following:
Penalties and
interest
related to
Unrecognized unrecognized
($ in millions) tax benefits tax benefits Total
Classification as unrecognized

tax items on January

1, 2021
1,298 192 1,490
Net change due to acquisitions

and divestments

16 (6) 10
Increase relating to prior

year tax positions

240 58 298
Decrease relating to prior

year tax positions

(42) (3) (45)
Increase relating to current

year tax positions

98 7 105
Decrease due to settlements

with tax authorities

(175) (20) (195)
Decrease as a result of

the applicable statute of

limitations

(72) (22) (94)
Exchange rate differences

(41) (7) (48)
Balance at December 31,

2021, which would,

if recognized, affect
the effective tax rate 1,322 199 1,521
Increase relating to prior

year tax positions

26 36 62
Decrease relating to prior

year tax positions

(98) (12) (110)
Increase relating to current

year tax positions

80 4 84
Decrease due to settlements

with tax authorities

(31) (14) (45)
Decrease as a result of

the applicable statute of

limitations

(71) (23) (94)
Exchange rate differences

(58) (10) (68)
Balance at December 31,

2022, which would,

if recognized, affect
the effective tax rate 1,170 180 1,350
Net change due to acquisitions

and divestments

(9) (1) (10)
Increase relating to prior

year tax positions

32 44 76
Decrease relating to prior

year tax positions

(233) (6) (239)
Increase relating to current

year tax positions

131 7 138
Decrease due to settlements

with tax authorities

(82) (13) (95)
Decrease as a result of

the applicable statute of

limitations

(80) (19) (99)
Exchange rate differences

14 3 17
Balance at December 31,

2023, which would,

if recognized, affect
the effective tax rate 943 195 1,138
In 2023, 2022 and 2021, “Increase

relating to current year tax positions”

included a total of $
76

million,
$ 69

million and $
72

million, respectively, in taxes related to the interpretation of tax law and double tax treaty
agreements by competent tax authorities.
In 2023, “Increase relating to prior year

tax positions” included $
14

million, predominantly from Africa.
In 2022, “Increase relating to prior year

tax positions” included $
26

million predominantly from Asia and
Europe.
In 2021, “Increase relating to prior year

tax positions” included

a total of $
240

million related to the
interpretation of tax law and double

tax treaty agreements by competent

tax authorities in Europe.
In 2023, “Decrease relating to prior

year tax positions” included

$
206

million for a decrease in tax risk in Asia
related to the divestment in 2020 of

the Power Grids business.
In 2022, “Decrease relating to prior

year tax positions” included

$
94

million for a decrease in tax risk
assessments in Europe.
In 2021, “Decrease relating to prior

year tax positions” of $
42

million included $
33

million related to tax risk
assessments in Europe.
In 2023, “Decrease due to settlements

with tax authorities” of $
77

million related to tax risk assessments

in
Europe.

In 2021, “Decrease due to settlements

with tax authorities” is predominantly

related to tax assessments
received in Europe,

while in 2022, this amount is predominantly

related to tax assessments received

in Asia
and Europe.
At December 31, 2023, the Company

expected the resolution,

within the next twelve months, of unrecognized
tax benefits related to pending

court cases amounting to $
326

million for income taxes, penalties

and interest.
Otherwise, the Company had not identified

any other significant

changes which were considered

reasonably
possible to occur within the next twelve

months.
At December 31, 2023, the earliest

significant open tax years that

remained subject to examination

were the
following:
Region Year
Europe

2015
United States 2020
Rest of Americas 2019
China 2014
Rest of Asia, Middle East

and Africa

2018